REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 36.1%
	ASSET MANAGEMENT — 4.0%
625,000	Bain Capital Specialty Finance, Inc.		2.9500	03/10/26	$ 613,286
800,000	Charles Schwab Corporation (The)(a)	H15T5Y + 3.168%	4.0000	Perpetual	776,816
100,000	UBS Group A.G.(b)		4.1250	09/24/25	99,740
500,000	UBS Group A.G.(a),(b)	H15T1Y + 1.550%	4.4880	05/12/26	499,907
					1,989,749
	AUTOMOTIVE — 7.9%
500,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	499,340
500,000	Ford Motor Credit Company, LLC		4.1340	08/04/25	497,768
500,000	Ford Motor Credit Company, LLC		6.9500	03/06/26	504,916
650,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	624,801
63,000	General Motors Financial Company, Inc.		4.0000	10/06/26	62,208
730,000	General Motors Financial Company, Inc.(a)	H15T5Y + 4.997%	5.7000	Perpetual	689,567
325,000	Nissan Motor Acceptance Company, LLC(b)		6.9500	09/15/26	328,235
741,000	Nissan Motor Acceptance Corporation(b)		2.0000	03/09/26	716,937
					3,923,772
	BANKING — 8.1%
500,000	Barclays PLC(a)	SOFRRATE + 2.714%	2.8520	05/07/26	499,760
500,000	Barclays PLC(a)	H15T1Y + 3.050%	7.3250	11/02/26	505,615
500,000	BNP Paribas S.A.(b)		4.3750	09/28/25	498,408
250,000	BNP Paribas S.A.(a),(b)	H15T5Y + 3.196%	4.6250	Perpetual	236,861
500,000	Citigroup, Inc.(a)	H15T5Y + 3.417%	3.8750	Perpetual	487,529
320,000	Citizens Financial Group, Inc.(a)	H15T5Y + 3.215%	4.0000	Perpetual	301,200
100,000	Deutsche Bank A.G.(a)	SOFRRATE + 3.190%	6.1190	07/14/26	100,174
500,000	KeyBank NA		3.4000	05/20/26	492,758
500,000	Lloyds Banking Group PLC		4.5820	12/10/25	498,742
500,000	Synchrony Bank		5.4000	08/22/25	500,186
					4,121,233
	BIOTECH & PHARMA — 2.3%
658,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	636,880
500,000	Teva Pharmaceutical Finance Netherlands III BV		4.7500	05/09/27	491,303
					1,128,183

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 36.1% (Continued)
	ELECTRIC UTILITIES — 5.3%
400,000	American Electric Power Company, Inc.(a)	H15T5Y + 2.675%	3.8750	02/15/62	$ 376,748
650,000	CenterPoint Energy, Inc.(a)	H15T5Y + 3.254%	7.0000	02/15/55	665,480
350,000	Electricite de France S.A.(b)		3.6250	10/13/25	348,105
130,000	Puget Energy, Inc.		3.6500	05/15/25	129,899
1,159,000	Southern Company (The)(a)	H15T5Y + 2.915%	3.7500	09/15/51	1,123,951
					2,644,183
	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
361,000	UBS Group A.G.(a),(b)	SOFRRATE + 3.340%	6.3730	07/15/26	362,018

	LEISURE FACILITIES & SERVICES — 1.5%
500,000	Las Vegas Sands Corporation		2.9000	06/25/25	498,055
250,000	Scientific Games International, Inc.(b)		7.0000	05/15/28	250,279
					748,334
	OIL & GAS PRODUCERS — 1.0%
500,000	Energy Transfer, L.P.		2.9000	05/15/25	499,609

	REAL ESTATE INVESTMENT TRUSTS — 1.0%
500,000	American Tower Corporation		4.0000	06/01/25	499,493

	SPECIALTY FINANCE — 2.1%
550,000	Ally Financial, Inc.		5.7500	11/20/25	550,774
500,000	Aviation Capital Group, LLC(b)		1.9500	01/30/26	488,678
					1,039,452
	TELECOMMUNICATIONS — 0.2%
115,000	Crown Castle Towers, LLC(b)		3.6630	05/15/25	114,940

	TRANSPORTATION & LOGISTICS — 2.0%
1,000,000	Air Canada(b)		3.8750	08/15/26	981,659

	TOTAL CORPORATE BONDS (Cost $18,042,728)				18,052,625

REGENTS PARK HEDGED MARKET STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY BILLS — 50.3%
25,500,000	United States Treasury Bill(c)			4.2000	09/11/25	$ 25,112,686

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $25,115,263)					25,112,686

Contracts(d)
	INDEX OPTIONS PURCHASED - 1.8%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 1.2%
20	S&P 500 INDEX SPX US 07/18/25 C5900	IB	07/18/2025	$ 5,900	$ 11,800,000	$ 165,700
5	S&P 500 INDEX SPX US 08/15/25 C5700	IB	08/15/2025	5,700	2,850,000	110,375
10	S&P 500 INDEX SPX US 09/19/25 C5600	IB	09/19/2025	5,600	5,600,000	325,500
	TOTAL CALL OPTIONS PURCHASED (Cost - $514,800)					601,575

	PUT OPTIONS PURCHASED - 0.6%
10	S&P 500 INDEX SPX US 06/20/25 P5500	IB	06/20/2025	$ 5,500	$ 5,500,000	$ 131,550
20	S&P 500 INDEX SPX US 08/15/25 P5000	IB	08/15/2025	5,000	10,000,000	172,400
	TOTAL PUT OPTIONS PURCHASED (Cost - $492,400)					303,950

	TOTAL INDEX OPTIONS PURCHASED (Cost - $1,007,200)					905,525

	TOTAL INVESTMENTS - 88.2% (Cost $44,165,191)					$ 44,070,836
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.8%					5,890,156
	NET ASSETS - 100.0%					$ 49,960,992

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Broker	Expiration	Notional Amount(e)	Value and Unrealized Appreciation
75	CME E-Mini Standard & Poor's 500 Index		IB	06/23/2025	$ 20,951,250	$ 55,280
	TOTAL FUTURES CONTRACTS

A.G	- Aktiengesellschaft
IB	- Interactive Broker
LLC	- Limited Liability Company
PLC	- Public Limited Company
S.A.	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR3M	Term SOFR Secured Overnight Financing Rate 3 month

(a)	Variable rate security; the rate shown represents the rate on April 30, 2025.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is $4,925,767 or 9.9% of net assets.
(c)	Zero coupon bond.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.